UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 56.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.0%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,250	$50,439,593

Total Albania			$50,439,593

Angola — 0.4%
Republic of Angola, 8.25%, 5/9/28(1)	USD	13,805	$14,364,240
Republic of Angola, 9.375%, 5/8/48(1)	USD	7,049	7,488,174

Total Angola			$21,852,414

Argentina — 4.1%
City of Buenos Aires, 29.171%, (Badlar + 3.25%), 3/29/24(2)	ARS	383,356	$11,207,168
City of Buenos Aires, 33.391%, (Badlar + 5.00%), 1/23/22(2)	ARS	85,359	2,644,837
Provincia de Buenos Aires/Argentina, 30.656%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	260,600	7,623,608
Provincia de Buenos Aires/Argentina, 36.245%, (Badlar + 3.83%), 5/31/22(2)	ARS	266,612	8,148,612
Republic of Argentina, 4.50%, 6/21/19	USD	27,597	28,748,284
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,946	2,004,969
Republic of Argentina, 6.25%, 11/9/47	EUR	100,054	95,711,731
Republic of Argentina, 6.875%, 1/11/48	USD	62,414	49,182,856
Republic of Argentina, 7.625%, 4/22/46	USD	1,458	1,238,768

Total Argentina			$206,510,833

Australia — 1.8%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	86,744	$63,044,146
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	34,500	26,585,935

Total Australia			$89,630,081

Barbados — 1.0%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	29,459	$16,267,260
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	29,435	16,239,289
Government of Barbados, 7.25%, 12/15/21(1)(4)	USD	30,909	17,037,041

Total Barbados			$49,543,590

Dominican Republic — 2.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	2,918,200	$59,603,590
Dominican Republic, 10.375%, 3/4/22(1)	DOP	80,700	1,720,475
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	19,037,023
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	39,245,575
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,577,888
Dominican Republic, 16.95%, 2/4/22(1)	DOP	61,200	1,551,085

Total Dominican Republic			$128,735,636

El Salvador — 4.5%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,945,051
Republic of El Salvador, 6.375%, 1/18/27(1)(3)	USD	11,393	11,036,969
Republic of El Salvador, 7.625%, 9/21/34(1)	USD	1,741	1,725,766
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	26,401	26,533,005
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	32,394,355

Security	Principal Amount (000’s omitted)		Value
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	33,712	$35,461,990
Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	107,904	118,154,880

Total El Salvador			$229,252,016

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,301,718	$20,900,521
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	701,571
Republic of Iceland, 6.50%, 1/24/31	ISK	6,731,210	69,142,641
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	5,638,255
Republic of Iceland, 8.00%, 6/12/25	ISK	351,832	3,837,202

Total Iceland			$100,220,190

Indonesia — 1.4%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	857,160,000	$53,052,379
Indonesia Government Bond, 7.00%, 5/15/27	IDR	294,697,000	19,430,178

Total Indonesia			$72,482,557

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$8,731,279

Total Kazakhstan			$8,731,279

Macedonia — 4.4%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	30,173	$35,464,679
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	81,791	102,815,473
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	51,702	65,977,944
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	22,535,956

Total Macedonia			$226,794,052

New Zealand — 4.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	41,425	$29,747,605
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	103,571	77,975,668
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	104,609	78,337,585
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	67,326	53,208,751

Total New Zealand			$239,269,609

Peru — 3.8%
Peru Government Bond, 5.70%, 8/12/24	PEN	256,772	$82,441,023
Peru Government Bond, 6.35%, 8/12/28	PEN	52,779	17,259,477
Peru Government Bond, 8.20%, 8/12/26	PEN	263,142	96,504,837

Total Peru			$196,205,337

Serbia — 14.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$223,436,500
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	21,873,110	235,029,109
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	19,903,212
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	19,331,790
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	27,780,170
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	144,574,396
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	58,983,257

Total Serbia			$729,038,434

Sri Lanka — 7.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	6,287,550	$39,385,229
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	739,731
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,293,167

Security	Principal Amount (000’s omitted)			Value
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000		$13,080,898
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,424,000		27,223,714
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740		15,302,133
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000		8,495,398
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900		13,592,515
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	962,000		5,986,797
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500		28,800,365
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930		3,790,335
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000		10,912,783
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	3,373,000		21,618,215
Sri Lanka Government Bond, 10.75%, 3/15/28	LKR	211,000		1,342,356
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	6,436,720		41,529,201
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000		8,160,883
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000		647,067
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	5,923,870		38,164,862
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580		3,349,345
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000		4,572,821
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000		4,540,820
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,650,000		23,983,712
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000		11,973,382
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000		20,558,893
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,874,000		12,587,704

Total Sri Lanka				$362,632,326

Tanzania — 0.0%(6)
Government of the United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	0	(7)	$248

Total Tanzania				$248

Thailand — 0.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	1,658,973		$47,206,688

Total Thailand				$47,206,688

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	18,368		$21,850,500

Total Tunisia				$21,850,500

Turkey — 1.8%
Republic of Turkey, 6.00%, 3/25/27	USD	42,000		$38,673,600
Republic of Turkey, 6.125%, 10/24/28	USD	55,511		50,777,300

Total Turkey				$89,450,900

Total Foreign Government Bonds (identified cost $2,884,834,040)				$2,869,846,283

Foreign Corporate Bonds — 2.5%

Security	Principal Amount (000’s omitted)			Value
Argentina — 0.2%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	165,870		$5,363,866
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	10,071		5,323,833

Total Argentina				$10,687,699

Security	Principal Amount (000’s omitted)		Value
China — 1.2%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	9,070	$9,001,975
CAR, Inc., 6.125%, 2/4/20(1)	USD	1,686	1,678,750
China Evergrande Group, 8.75%, 6/28/25(1)	USD	10,580	9,871,912
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	5,377	5,002,116
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)	USD	2,581	2,555,820
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	4,185	4,251,629
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	3,476	3,216,527
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	7,375	6,852,017
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	2,450	2,450,000
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,000	878,324
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	4,519	4,456,593
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	10,268	9,850,390
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	500	477,500

Total China			$60,543,553

Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	7,810	$8,161,450

Total Colombia			$8,161,450

Ecuador — 0.0%(6)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,307	$1,303,378

Total Ecuador			$1,303,378

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	12,933	$13,353,322

Total Honduras			$13,353,322

Iceland — 0.4%
Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,963,167	$18,778,412

Total Iceland			$18,778,412

Indonesia — 0.0%(6)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,848,945

Total Indonesia			$1,848,945

Singapore — 0.2%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	11,408	$10,536,680

Total Singapore			$10,536,680

Total Foreign Corporate Bonds (identified cost $136,100,360)			$125,213,439

Sovereign Loans — 3.7%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.1%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(9)		$21,920	$7,777,216

Total Barbados			$7,777,216

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(9)		$7,544	$7,347,338

Total Ethiopia			$7,347,338

Iceland — 0.8%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing January 25, 2028(8)(10)	ISK	4,000,000	$38,366,192

Total Iceland			$38,366,192

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,141,835

Total Kenya			$3,141,835

Tanzania — 2.6%
Government of the United Republic of Tanzania, Term Loan, 7.53%, (3 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		$77,850	$78,377,823
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		50,800	51,736,701

Total Tanzania			$130,114,524

Total Sovereign Loans (identified cost $199,678,574)			$186,747,105

Credit Linked Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(11)(12)		$3,000	$3,022,500

Total Argentina			$3,022,500

Total Credit Linked Notes (identified cost $3,030,534)			$3,022,500

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47		$34,388	$7,365,298
Series 362, Class C11, 4.00%, 12/15/47		16,095	3,595,604
Series 2770, Class SH, 5.028%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)		1,816	297,129
Series 4791, Class JI, 4.00%, 5/15/48		64,734	15,401,360

			$26,659,391

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	$48,834	$10,489,839
Series 2010-67, Class BI, 5.50%, 6/25/25	180	4,630
Series 2010-109, Class PS, 4.536%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	4,315	643,273
Series 2018-21, Class IO, 3.00%, 4/25/48	50,566	10,112,687
Series 2018-45, Class GI, 4.00%, 6/25/48	15,816	3,791,838
Series 2018-58, Class BI, 4.00%, 8/25/48	9,052	2,193,191

		$27,235,458

Total Collateralized Mortgage Obligations (identified cost $52,523,089)		$53,894,849

Small Business Administration Loans (Interest Only)(15) — 1.0%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,277	$93,675
1.88%, 10/30/42 to 12/28/42	11,148	904,870
2.13%, 1/25/43	1,755	160,294
2.24%, 8/15/40	64,955	6,046,301
2.38%, 11/30/42 to 3/1/43	6,360	681,405
2.48%, 10/12/42	262	27,639
2.63%, 10/27/42 to 3/22/43	11,907	1,411,646
2.803%, 10/1/40	139,215	16,918,136
2.88%, 10/27/42 to 2/13/43	10,747	1,411,508
3.028%, 10/12/39	150,004	19,179,598
3.13%, 12/11/42 to 2/15/43	7,775	1,116,973
3.134%, 10/12/42	1,055	140,244
3.38%, 12/18/42	686	109,832
3.63%, 10/27/42 to 3/28/43	23,939	4,084,033
3.634%, 11/22/42	3,318	548,738

Total Small Business Administration Loans (Interest Only) (identified cost $54,467,562)		$52,834,892

Common Stocks — 6.6%

Security	Shares	Value
Cyprus — 0.5%
Bank of Cyprus Holdings PLC(16)(17)	7,349,148	$21,500,393
Bank of Cyprus Holdings PLC(16)(17)	1,075,268	3,136,829

Total Cyprus		$24,637,222

Iceland — 2.9%
Arion Banki HF(16)	14,922,137	$11,947,890
Eik Fasteignafelag HF(16)	124,381,305	9,575,952
Eimskipafelag Islands HF	5,556,170	12,609,113
Hagar HF	50,728,755	22,423,807
Heimavellir HF(16)	143,296,854	1,588,642
Icelandair Group HF	76,726,300	6,339,635

Security	Shares	Value
Kvika Banki HF(16)	6,228,271	$478,031
N1 HF(16)	8,295,400	9,157,285
Reginn HF(16)	59,562,638	11,090,215
Reitir Fasteignafelag HF	29,423,913	21,802,719
Siminn HF	580,482,040	21,836,487
Sjova-Almennar Tryggingar HF	64,439,490	8,914,735
Tryggingamidstodin HF	851,393	257,077
Tryggingamidstodin HF	18,802,129	5,683,308
Vatryggingafelag Islands HF	54,051,490	5,608,223

Total Iceland		$149,313,119

Japan — 1.1%
Mitsubishi UFJ Financial Group, Inc.	2,825,200	$17,337,872
Mizuho Financial Group, Inc.	5,891,600	10,241,308
Resona Holdings, Inc.	800,900	4,555,296
Sumitomo Mitsui Financial Group, Inc.	350,500	13,910,549
Sumitomo Mitsui Trust Holdings, Inc.	181,500	7,209,476

Total Japan		$53,254,501

Serbia — 0.0%(6)
Komercijalna Banka AD Beograd(16)	71,196	$1,375,743

Total Serbia		$1,375,743

Singapore — 0.4%
Yoma Strategic Holdings, Ltd.	79,369,266	$21,608,484

Total Singapore		$21,608,484

South Korea — 0.5%
Hana Financial Group, Inc.	21,300	$856,422
Hyundai Heavy Industries Co., Ltd.(16)	669	63,914
Hyundai Mobis Co., Ltd.	5,080	1,035,536
Hyundai Motor Co.	9,247	1,071,665
KB Financial Group, Inc.	20,997	1,009,188
Korea Electric Power Corp.	21,500	638,883
Korea Zinc Co., Ltd.	1,431	528,447
KT&G Corp.	6,856	677,825
LG Chem, Ltd.	2,199	739,575
LG Corp.	8,624	581,342
LG Electronics, Inc.	8,600	576,440
LG Household & Health Care, Ltd.	727	787,280
Lotte Chemical Corp.	1,700	547,505
Naver Corp.	2,544	1,632,213
POSCO	2,756	811,133
S-Oil Corp.	6,100	640,699
Samsung Biologics Co., Ltd.(11)(16)	1,812	604,615
Samsung C&T Corp.	7,800	862,859
Samsung Electronics Co., Ltd.	94,050	3,904,037
Samsung Fire & Marine Insurance Co., Ltd.	2,300	561,677
Samsung Life Insurance Co., Ltd.	9,200	792,071
Samsung SDI Co., Ltd.	4,297	882,836
Samsung SDS Co., Ltd.	4,524	848,525
Shinhan Financial Group Co., Ltd.	16,666	650,129
SK Holdings Co., Ltd.	2,500	589,299
SK Hynix, Inc.	28,089	2,171,009
SK Innovation Co., Ltd.	3,677	653,059

Security	Shares	Value
SK Telecom Co., Ltd.	4,000	$893,959
Woori Bank	45,755	691,584

Total South Korea		$26,303,726

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$3,848,054
Bank for Investment and Development of Vietnam JSC	845,160	958,542
Bao Viet Holdings	283,140	952,021
Binh Minh Plastics JSC	460,800	1,129,994
Coteccons Construction JSC	239,670	1,567,301
Danang Rubber JSC	120,210	127,109
Domesco Medical Import Export JSC	195,910	765,656
FPT Corp.	31,004	60,983
HA TIEN 1 Cement JSC	388,990	201,005
Ho Chi Minh City Infrastructure Investment JSC(16)	1,400,400	1,518,894
Hoa Phat Group JSC(16)	2,196,838	3,529,264
Hoa Sen Group	280,995	136,080
KIDO Group Corp.	673,920	981,903
Kinh Bac City Development Share Holding Corp.(16)	921,600	473,690
Masan Group Corp.(16)	1,399,400	5,078,960
Mobile World Investment Corp.	279,000	1,403,376
PetroVietnam Drilling & Well Services JSC(16)	465,230	262,710
PetroVietnam Fertilizer & Chemical JSC	695,170	551,680
PetroVietnam Gas JSC	297,000	1,121,465
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	1,856,349
PetroVietnam Technical Services Corp.	1,128,300	834,170
Pha Lai Thermal Power JSC	400,170	323,821
Refrigeration Electrical Engineering Corp.	703,160	1,068,139
Saigon - Hanoi Commercial Joint Stock Bank(16)	1,719,602	597,597
Saigon Securities, Inc.	1,202,580	1,499,171
Saigon Thuong Tin Commercial JSB(16)	2,163,900	1,067,966
Tan Tao Investment & Industry JSC(16)	1,920,000	222,982
Viet Capital Securities JSC(16)	806,139	1,985,108
Vietnam Construction and Import-Export JSC	562,200	406,477
Vietnam Dairy Products JSC	820,400	5,936,091
Vietnam Joint Stock Commercial Bank for Industry and Trade	216,000	220,099
Vietnam Prosperity JSC Bank(16)	1,851,282	2,251,745
Vietnam Technological & Commercial Joint Stock Bank(16)	1,408,200	1,790,687
Vingroup JSC(16)	3,896,490	17,827,221

Total Vietnam		$62,556,310

Total Common Stocks (identified cost $349,285,380)		$339,049,105

Warrants — 0.0%(6)

Security	Shares	Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(16)	22,753,484	$255,337

Total Warrants (identified cost $0)		$255,337

Short-Term Investments — 23.5%

Foreign Government Securities — 16.9%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.9%
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	2,435,191	$86,520,120
Banco Central Del Argentina, 0.00%, 10/17/18	ARS	235,900	7,813,655

Total Argentina			$94,333,775

Egypt — 5.9%
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	180,025	$10,080,634
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	1,235,375	69,035,824
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	71,125	3,966,451
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	439,200	24,229,708
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	287,425	15,801,877
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	52,600	2,881,709
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	53,600	2,926,107
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	149,475	8,130,871
Egypt Treasury Bill, 0.00%, 10/16/18	EGP	681,475	36,819,404
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	596,325	30,872,216
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	301,075	15,482,028
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	47,250	2,358,127
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	63,000	3,124,807
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	699,275	34,444,087
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	42,083,183

Total Egypt			$302,237,033

Kazakhstan — 0.8%
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	8,921,539	$25,342,315
National Bank of Kazakhstan Note, 0.00%, 2/8/19	KZT	5,972,050	16,475,237

Total Kazakhstan			$41,817,552

Nigeria — 8.3%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	4,778,993	$13,134,807
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	1,260,207	3,456,150
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	5,156,219	14,078,250
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	9,122,676	24,548,640
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	2,222,831	5,955,935
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	2,394,810	6,389,173
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	2,571,890	6,809,180
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	6,564,636	18,081,384
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	1,959,220	5,388,034
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,226,546	3,363,598
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	4,490,359	12,293,347
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	2,985,060	8,133,031
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	5,178,361	14,079,951
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	3,685,257	9,994,033
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	1,752,191	4,745,510
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	4,539,075	12,262,804
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	6,275,868	16,931,252
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	17,027,826	45,750,209
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	1,085,026	2,907,258
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	8,982,082	24,066,919
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	1,995,680	5,314,155

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	19,561,626	$51,925,015
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	3,291,835	8,668,949
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	2,607,957	6,853,576
Nigeria Treasury Bill, 0.00%, 1/10/19	NGN	16,473,628	43,145,028
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	16,303,387	42,606,545
Nigeria Treasury Bill, 0.00%, 1/24/19	NGN	3,913,971	10,192,954
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	1,675,440	4,353,490

Total Nigeria			$425,429,177

Total Foreign Government Securities (identified cost $878,346,010)			$863,817,537

U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/23/18(18)		$36,000	$35,958,915
U.S. Treasury Bill, 0.00%, 9/27/18(18)		100,000	99,702,333

Total U.S. Treasury Obligations (identified cost $135,655,858)			$135,661,248

Other — 3.9%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(19)		200,980,700	$200,980,701

Total Other (identified cost $200,980,701)			$200,980,701

Total Short-Term Investments (identified cost $1,214,982,569)			$1,200,459,486

Total Purchased Options and Swaptions — 1.7% (identified cost $90,676,459)			$85,753,954

Total Investments — 96.5% (identified cost $4,985,578,567)			$4,917,076,950

Total Written Options — (0.0)%(6) (premiums received $856,907)			$(865,864)

Other Assets, Less Liabilities — 3.5%			$180,237,939

Net Assets — 100.0%			$5,096,449,025

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $1,142,300,446 or 22.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Principal amount is less than $500.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Fixed-rate loan.

(11)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $3,627,115 or 0.1% of the Portfolio’s net assets.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $4,576,983.

Purchased Currency Options — 0.8%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call CNH/Put USD	Bank of America, N.A.	USD	146,000,000	CNH	6.42	6/26/19	$663,278
Call CNH/Put USD	Goldman Sachs International	USD	63,100,000	CNH	6.42	6/26/19	286,663
Call SEK/Put EUR	BNP Paribas	EUR	51,954,000	SEK	9.68	1/18/19	122,295
Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK	9.96	4/15/19	507,886

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK	9.96	4/15/19	$330,110
Call SEK/Put EUR	Citibank, N.A.	EUR	53,288,000	SEK	9.67	1/18/19	120,512
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK	9.58	4/12/19	237,972
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK	9.96	4/12/19	507,395
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	253,859
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK	9.96	4/12/19	253,859
Call SEK/Put EUR	Deutsche Bank AG	EUR	69,275,000	SEK	9.70	1/16/19	172,949
Call SEK/Put EUR	Deutsche Bank AG	EUR	1,287,000	SEK	9.70	1/16/19	3,213
Call SEK/Put EUR	Deutsche Bank AG	EUR	61,370,000	SEK	9.56	4/23/19	205,242
Call SEK/Put EUR	Deutsche Bank AG	EUR	49,350,000	SEK	9.56	4/23/19	165,043
Put CNH/Call USD	Bank of America, N.A.	USD	165,000,000	CNH	7.40	11/12/18	144,705
Put CNH/Call USD	Bank of America, N.A.	USD	146,000,000	CNH	6.93	6/26/19	2,816,924
Put CNH/Call USD	BNP Paribas	USD	197,300,000	CNH	6.86	8/9/18	474,112
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	114,905
Put CNH/Call USD	Citibank, N.A.	USD	155,052,000	CNH	6.87	12/27/18	2,158,169
Put CNH/Call USD	Goldman Sachs International	USD	142,248,000	CNH	6.83	12/24/18	2,241,829
Put CNH/Call USD	Goldman Sachs International	USD	63,100,000	CNH	6.93	6/26/19	1,217,451
Put CNH/Call USD	Goldman Sachs International	USD	82,600,000	CNH	6.95	6/26/19	1,518,518
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	61,760,000	CNH	7.45	11/9/18	41,379
Put CNH/Call USD	Standard Chartered Bank	USD	108,580,000	CNH	6.96	8/20/18	132,142
Put EUR/Call USD	BNP Paribas	EUR	190,568,000	USD	1.13	5/29/19	1,768,018
Put EUR/Call USD	BNP Paribas	EUR	99,218,000	USD	1.22	2/27/20	4,100,167
Put EUR/Call USD	BNP Paribas	USD	103,555,000	USD	0.88	2/28/22	403,140
Put EUR/Call USD	Citibank, N.A.	EUR	198,955,000	USD	1.21	2/27/20	7,292,119
Put EUR/Call USD	Goldman Sachs International	EUR	163,343,000	USD	1.14	5/27/19	1,925,714
Put EUR/Call USD	Goldman Sachs International	EUR	99,217,000	USD	1.21	2/27/20	3,717,493
Put EUR/Call USD	Goldman Sachs International	USD	103,630,000	USD	0.87	2/24/22	362,187
Put INR/Call USD	Bank of America, N.A.	USD	62,000,000	INR	70.70	1/3/19	673,630
Put INR/Call USD	JPMorgan Chase Bank, N.A.	USD	42,332,000	INR	70.55	1/3/19	488,384
Put INR/Call USD	Standard Chartered Bank	USD	8,819,000	INR	70.55	1/3/19	101,745
Put MXN/Call USD	Citibank, N.A.	USD	94,535,000	MXN	21.32	5/6/19	1,829,252
Put MXN/Call USD	Citibank, N.A.	USD	44,930,000	MXN	21.32	5/6/19	869,396
Put MXN/Call USD	Goldman Sachs International	USD	44,935,000	MXN	21.32	5/6/19	869,492
Put MXN/Call USD	Goldman Sachs International	USD	103,985,000	MXN	21.32	5/7/19	2,024,276

Total							$41,115,423

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	14,457	EUR	50,968,009	EUR	3,560.00	6/16/23	$4,308,223
FTSE 100 Index	Goldman Sachs International	3,562	GBP	27,601,083	GBP	6,275.00	2/15/22	5,573,546

Total								$9,881,769

Purchased Interest Rate Swaptions — 0.7%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/17/49 to receive 6-month Euro Interbank Offered Rate and pay 1.91%	Goldman Sachs International	EUR	150,590,000	5/15/19	$1,480,764
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.00%	Bank of America, N.A.	USD	137,074,000	6/29/28	7,129,872
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.00%	Bank of America, N.A.	USD	137,074,000	6/29/28	8,116,149
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.01%	Morgan Stanley & Co. International PLC	USD	55,410,000	7/3/28	2,899,317
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.01%	Morgan Stanley & Co. International PLC	USD	55,410,000	7/3/28	3,262,498
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.98%	Morgan Stanley & Co. International PLC	USD	55,409,000	7/5/28	2,850,735
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.99%	Goldman Sachs International	USD	51,200,000	7/5/28	2,650,109
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Morgan Stanley & Co. International PLC	USD	55,409,000	7/5/28	3,318,918
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.99%	Goldman Sachs International	USD	51,200,000	7/5/28	3,048,400

Total					$34,756,762

Written Currency Options — (0.0)%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Barclays Bank PLC	USD	147,810,000	CNH	6.86	8/9/18	$(355,187)
Put CNH/Call USD	Deutsche Bank AG	USD	49,490,000	CNH	6.86	8/9/18	(118,925)
Put CNH/Call USD	Deutsche Bank AG	USD	171,500,000	CNH	7.45	11/9/18	(114,905)
Put CNH/Call USD	Goldman Sachs International	USD	108,580,000	CNH	6.96	8/20/18	(132,142)
Put CNH/Call USD	Société Générale	USD	165,000,000	CNH	7.40	11/12/18	(144,705)

Total							$(865,864)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,294,648	USD	7,006,770	Australia and New Zealand Banking Group Limited	8/2/18	$—	$(101,314)
AUD	48,770,000	USD	36,765,265	Australia and New Zealand Banking Group Limited	8/2/18	—	(531,604)
AUD	19,973,182	USD	15,388,797	Australia and New Zealand Banking Group Limited	8/2/18	—	(549,726)
AUD	21,649,291	USD	16,680,194	Australia and New Zealand Banking Group Limited	8/2/18	—	(595,858)
AUD	2,301,870	USD	1,696,776	State Street Bank and Trust Company	8/2/18	13,398	—
EUR	11,800,000	USD	13,806,590	Standard Chartered Bank	8/2/18	—	(8,261)
EUR	99,311,000	USD	116,198,836	Standard Chartered Bank	8/2/18	—	(69,524)
EUR	111,111,000	USD	129,999,870	Standard Chartered Bank	8/2/18	—	(72,229)
KRW	12,580,600,000	USD	11,253,779	JPMorgan Chase Bank, N.A.	8/2/18	—	(7,545)
KRW	3,832,400,000	USD	3,435,589	JPMorgan Chase Bank, N.A.	8/2/18	—	(9,674)
KRW	3,832,400,000	USD	3,428,214	Standard Chartered Bank	8/2/18	—	(2,298)
KRW	12,580,600,000	USD	11,690,160	Standard Chartered Bank	8/2/18	—	(443,926)
NZD	4,018,060	USD	2,740,237	HSBC Bank USA, N.A.	8/2/18	—	(1,527)
NZD	8,895,223	USD	6,066,364	HSBC Bank USA, N.A.	8/2/18	—	(3,380)
NZD	53,790,000	USD	36,615,181	Standard Chartered Bank	8/2/18	48,087	—
NZD	846,000	USD	577,953	Standard Chartered Bank	8/2/18	—	(1,320)
NZD	14,154,000	USD	9,669,447	Standard Chartered Bank	8/2/18	—	(22,079)
NZD	2,939,000	USD	2,003,928	State Street Bank and Trust Company	8/2/18	—	(705)
NZD	53,629,000	USD	36,566,397	State Street Bank and Trust Company	8/2/18	—	(12,867)
PHP	1,219,000,000	USD	23,263,359	Deutsche Bank AG	8/2/18	—	(308,835)
PHP	1,204,000,000	USD	22,979,292	Goldman Sachs International	8/2/18	—	(307,227)
PHP	865,280,000	USD	16,545,816	Standard Chartered Bank	8/2/18	—	(252,058)
USD	11,112,555	AUD	14,987,939	Standard Chartered Bank	8/2/18	—	(22,730)
USD	25,513,497	AUD	34,411,052	Standard Chartered Bank	8/2/18	—	(52,187)
USD	11,844,458	AUD	15,956,000	State Street Bank and Trust Company	8/2/18	—	(10,049)
USD	27,194,151	AUD	36,634,000	State Street Bank and Trust Company	8/2/18	—	(23,071)
USD	123,474,359	EUR	99,311,000	Standard Chartered Bank	8/2/18	7,345,048	—
USD	14,474,824	EUR	11,800,000	Standard Chartered Bank	8/2/18	676,495	—
USD	130,005,426	EUR	111,111,000	Standard Chartered Bank	8/2/18	77,785	—
USD	11,277,992	KRW	12,580,600,000	JPMorgan Chase Bank, N.A.	8/2/18	31,758	—
USD	3,428,214	KRW	3,832,400,000	JPMorgan Chase Bank, N.A.	8/2/18	2,298	—
USD	3,561,147	KRW	3,832,400,000	Standard Chartered Bank	8/2/18	135,232	—
USD	11,253,779	KRW	12,580,600,000	Standard Chartered Bank	8/2/18	7,545	—
USD	26,203,928	NZD	35,827,523	Australia and New Zealand Banking Group Limited	8/2/18	1,783,886	—
USD	47,924,275	NZD	68,032,700	Australia and New Zealand Banking Group Limited	8/2/18	1,553,182	—
USD	5,707,088	NZD	7,803,060	Australia and New Zealand Banking Group Limited	8/2/18	388,522	—
USD	18,644,226	NZD	26,608,000	Citibank, N.A.	8/2/18	508,211	—
USD	14,764,504	PHP	784,320,000	BNP Paribas	8/2/18	—	(4,726)
USD	18,127,115	PHP	964,000,000	Citibank, N.A.	8/2/18	—	(25,601)
USD	5,321,159	PHP	285,560,000	Deutsche Bank AG	8/2/18	—	(56,112)
USD	23,583,380	PHP	1,254,400,000	UBS AG	8/2/18	—	(37,748)
EUR	216,714	USD	253,555	Standard Chartered Bank	8/3/18	—	(123)
EUR	2,686,500	USD	3,142,923	Standard Chartered Bank	8/3/18	—	(1,238)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	14,845,542	USD	17,369,284	Standard Chartered Bank	8/3/18	$—	$(8,400)
EUR	1,202,000	USD	1,414,093	Standard Chartered Bank	8/3/18	—	(8,433)
JPY	7,329,222,294	USD	66,495,698	Standard Chartered Bank	8/3/18	—	(943,738)
USD	4,767,467	EUR	4,105,214	Standard Chartered Bank	8/3/18	—	(33,310)
USD	17,240,425	EUR	14,845,542	Standard Chartered Bank	8/3/18	—	(120,459)
USD	65,556,550	JPY	7,329,222,294	Standard Chartered Bank	8/3/18	4,590	—
CLP	7,546,823,000	USD	11,814,987	BNP Paribas	8/6/18	19,467	—
CLP	7,195,177,000	USD	11,277,707	Goldman Sachs International	8/6/18	5,318	—
NOK	473,560,000	EUR	48,851,843	Bank of America, N.A.	8/6/18	926,505	—
NOK	495,040,000	EUR	51,035,052	Citibank, N.A.	8/6/18	1,006,710	—
USD	23,824,299	CLP	14,742,000,000	Standard Chartered Bank	8/6/18	706,820	—
USD	206,393	EUR	176,492	Bank of America, N.A.	8/6/18	—	(48)
USD	238,591	EUR	200,735	JPMorgan Chase Bank, N.A.	8/6/18	3,794	—
USD	727,604	EUR	620,599	UBS AG	8/6/18	1,697	—
USD	120,901	EUR	103,121	UBS AG	8/6/18	282	—
NOK	326,518,000	EUR	34,086,501	The Toronto-Dominion Bank	8/7/18	165,865	—
SGD	102,014,307	USD	76,637,661	Goldman Sachs International	8/7/18	—	(1,698,774)
USD	76,120,423	SGD	102,014,307	Standard Chartered Bank	8/7/18	1,181,536	—
UYU	306,350,000	USD	10,017,986	Citibank, N.A.	8/8/18	9,390	—
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(212,156)
CZK	1,022,059,000	EUR	40,094,896	Goldman Sachs International	8/9/18	—	(163,699)
EUR	16,965,946	CZK	436,024,807	Goldman Sachs International	8/9/18	—	(92,906)
EUR	22,719,787	CZK	586,034,193	Goldman Sachs International	8/9/18	—	(222,091)
JPY	1,210,590,000	USD	10,718,403	Goldman Sachs International	8/9/18	113,183	—
NOK	70,430,000	EUR	7,308,608	JPMorgan Chase Bank, N.A.	8/9/18	86,571	—
USD	32,009,868	JPY	3,455,817,321	Goldman Sachs International	8/9/18	1,089,423	—
USD	3,771,846	JPY	423,717,893	Standard Chartered Bank	8/9/18	—	(19,311)
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	442,899	—
EGP	95,190,000	USD	5,279,534	Citibank, N.A.	8/13/18	30,186	—
ILS	119,771,200	USD	33,107,002	JPMorgan Chase Bank, N.A.	8/13/18	—	(469,314)
SEK	55,617,000	EUR	5,423,147	Deutsche Bank AG	8/14/18	—	(16,240)
SEK	5,450,500	EUR	528,375	Standard Chartered Bank	8/14/18	2,033	—
SEK	246,925,410	EUR	24,295,392	UBS AG	8/14/18	—	(327,228)
UYU	247,834,223	USD	8,403,439	JPMorgan Chase Bank, N.A.	8/14/18	—	(298,382)
AUD	27,326,000	USD	20,196,811	HSBC Bank USA, N.A.	8/15/18	106,696	—
NZD	50,654	USD	34,364	HSBC Bank USA, N.A.	8/15/18	162	—
USD	18,564,000	NZD	27,364,347	HSBC Bank USA, N.A.	8/15/18	—	(87,288)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(779,827)
EUR	10,723,388	USD	12,501,648	Standard Chartered Bank	8/16/18	50,386	—
RSD	2,118,450,000	EUR	17,802,101	Deutsche Bank AG	8/16/18	156,922	—
USD	107,596,788	EUR	85,559,963	Standard Chartered Bank	8/16/18	7,446,391	—
USD	53,757,090	EUR	43,348,122	Standard Chartered Bank	8/16/18	3,016,867	—
USD	29,737,534	EUR	24,082,290	Standard Chartered Bank	8/16/18	1,548,522	—
USD	10,356,359	EUR	8,292,816	Standard Chartered Bank	8/16/18	649,379	—
USD	10,890,641	KZT	3,653,810,000	Standard Chartered Bank	8/16/18	399,596	—
AUD	12,561,995	USD	9,437,890	Australia and New Zealand Banking Group Limited	8/20/18	—	(103,978)
USD	5,755,556	INR	394,270,000	Deutsche Bank AG	8/20/18	14,732	—
USD	9,530,936	NZD	13,806,567	Australia and New Zealand Banking Group Limited	8/20/18	120,612	—
UAH	123,336,000	USD	4,282,500	Citibank, N.A.	8/22/18	268,211	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	$—	$(1,638,345)
USD	4,551,144	UAH	123,336,000	Standard Chartered Bank	8/22/18	433	—
USD	168,931,492	EUR	135,222,000	Standard Chartered Bank	8/23/18	10,570,554	—
USD	5,309,928	EUR	4,227,902	Standard Chartered Bank	8/23/18	358,555	—
USD	21,971,383	EUR	18,789,800	Standard Chartered Bank	8/23/18	—	(33,693)
USD	18,729,949	JPY	2,068,797,764	Standard Chartered Bank	8/23/18	202,950	—
UYU	141,168,000	USD	4,800,000	JPMorgan Chase Bank, N.A.	8/23/18	—	(189,269)
USD	23,761,502	EUR	20,426,700	UBS AG	8/24/18	—	(162,298)
KZT	1,071,470,000	USD	3,043,949	Deutsche Bank AG	8/27/18	26,468	—
USD	3,163,478	KZT	1,071,470,000	Deutsche Bank AG	8/27/18	93,061	—
USD	5,794,552	NZD	8,540,000	UBS AG	8/27/18	—	(26,076)
USD	13,727,118	NZD	20,231,000	UBS AG	8/27/18	—	(61,773)
AUD	36,508,000	USD	27,659,629	Goldman Sachs International	8/29/18	—	(532,031)
THB	545,000,000	USD	17,098,039	Citibank, N.A.	8/29/18	—	(707,650)
THB	708,000,000	USD	22,173,505	Citibank, N.A.	8/29/18	—	(881,035)
THB	557,000,000	USD	17,482,737	Deutsche Bank AG	8/29/18	—	(731,458)
THB	694,000,000	USD	21,735,045	Deutsche Bank AG	8/29/18	—	(863,613)
USD	27,339,264	KRW	29,348,700,000	BNP Paribas	8/29/18	989,739	—
USD	27,301,025	KRW	29,294,000,000	Deutsche Bank AG	8/29/18	1,000,610	—
USD	16,195,642	KRW	17,431,370,000	Deutsche Bank AG	8/29/18	545,603	—
USD	27,717,322	NZD	39,994,000	Goldman Sachs International	8/29/18	458,639	—
USD	35,105	NZD	50,654	Goldman Sachs International	8/29/18	581	—
COP	16,123,314,000	USD	5,508,478	Standard Chartered Bank	8/30/18	63,407	—
COP	49,025,655,319	USD	16,889,383	UBS AG	8/30/18	52,872	—
SGD	72,670,000	USD	54,293,335	Standard Chartered Bank	8/30/18	—	(889,276)
USD	44,165,123	EUR	35,410,000	Deutsche Bank AG	8/30/18	2,674,937	—
USD	54,069,136	SGD	72,670,000	Standard Chartered Bank	8/30/18	665,077	—
COP	52,318,627,000	USD	18,056,160	Bank of America, N.A.	8/31/18	23,379	—
COP	50,998,953,000	USD	17,595,250	UBS AG	8/31/18	28,255	—
IDR	315,906,000,000	USD	22,404,681	BNP Paribas	8/31/18	—	(533,845)
IDR	310,461,000,000	USD	22,041,960	Standard Chartered Bank	8/31/18	—	(548,092)
INR	1,002,100,000	USD	14,542,156	BNP Paribas	8/31/18	37,121	—
INR	1,631,608,256	USD	23,674,116	Standard Chartered Bank	8/31/18	63,704	—
INR	1,145,680,000	USD	16,630,088	Standard Chartered Bank	8/31/18	38,096	—
NOK	66,446,000	EUR	6,988,015	JPMorgan Chase Bank, N.A.	8/31/18	—	(32,677)
USD	7,278,550	INR	500,000,000	Barclays Bank PLC	8/31/18	4,188	—
USD	34,218,716	INR	2,351,920,800	BNP Paribas	8/31/18	1,267	—
USD	7,729,740	INR	533,197,456	Goldman Sachs International	8/31/18	—	(27,603)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(177,790)
EUR	2,762,000	USD	3,247,629	Goldman Sachs International	9/7/18	—	(9,464)
EUR	6,626,000	USD	7,791,016	Goldman Sachs International	9/7/18	—	(22,705)
EUR	101,439,000	USD	119,274,512	Goldman Sachs International	9/7/18	—	(347,596)
RSD	851,040,000	EUR	6,848,039	Deutsche Bank AG	9/7/18	403,488	—
RSD	425,778,000	EUR	3,424,029	Deutsche Bank AG	9/7/18	204,289	—
THB	667,000,000	USD	20,876,369	Goldman Sachs International	9/7/18	—	(812,593)
THB	673,000,000	USD	21,057,572	Goldman Sachs International	9/7/18	—	(813,312)
THB	508,950,000	USD	15,946,048	Standard Chartered Bank	9/7/18	—	(636,514)
THB	672,000,000	USD	21,046,038	Standard Chartered Bank	9/7/18	—	(831,859)
USD	122,589,635	EUR	103,941,580	Goldman Sachs International	9/7/18	728,698	—
USD	46,040,056	EUR	39,155,534	Goldman Sachs International	9/7/18	134,172	—
USD	39,989,996	NZD	57,783,000	State Street Bank and Trust Company	9/7/18	607,411	—
AUD	42,429,000	USD	32,572,400	Standard Chartered Bank	9/10/18	—	(1,043,995)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	77,638,714,000	USD	27,327,953	Citibank, N.A.	9/10/18	$—	$(510,677)
COP	118,263,316,000	USD	41,683,109	Credit Agricole Corporate and Investment Bank	9/10/18	—	(833,643)
IDR	269,405,000,000	USD	19,206,174	Citibank, N.A.	9/10/18	—	(574,202)
IDR	224,064,000,000	USD	15,958,974	Deutsche Bank AG	9/10/18	—	(462,773)
USD	17,873,637	NZD	25,357,000	Standard Chartered Bank	9/10/18	591,318	—
USD	15,674,445	NZD	22,237,047	Standard Chartered Bank	9/10/18	518,562	—
UYU	410,870,000	USD	13,357,282	Citibank, N.A.	9/10/18	24,237	—
EUR	10,706,677	HUF	3,460,820,000	Citibank, N.A.	9/11/18	—	(92,842)
EGP	41,810,000	USD	2,294,731	Deutsche Bank AG	9/12/18	15,989	—
ILS	460,730,000	USD	129,991,818	Goldman Sachs International	9/12/18	—	(4,192,189)
RUB	1,731,500,000	USD	29,967,117	Credit Suisse International	9/12/18	—	(2,369,847)
USD	27,653,692	RUB	1,731,500,000	Credit Suisse International	9/12/18	56,423	—
UYU	142,950,000	USD	4,881,339	JPMorgan Chase Bank, N.A.	9/12/18	—	(227,369)
AUD	82,721,541	USD	62,781,927	BNP Paribas	9/13/18	—	(1,312,425)
RSD	841,746,000	EUR	6,788,274	Deutsche Bank AG	9/13/18	375,654	—
USD	33,965,593	AUD	44,753,105	BNP Paribas	9/13/18	710,034	—
USD	172,335,123	EUR	136,665,442	JPMorgan Chase Bank, N.A.	9/13/18	12,035,367	—
USD	28,796,530	NZD	41,011,000	BNP Paribas	9/13/18	845,070	—
UYU	140,265,000	USD	4,783,936	Citibank, N.A.	9/13/18	—	(218,230)
COP	14,167,442,000	USD	4,943,660	Citibank, N.A.	9/14/18	—	(51,026)
COP	21,981,959,000	USD	7,671,515	Credit Agricole Corporate and Investment Bank	9/14/18	—	(80,189)
USD	5,097,804	EUR	4,338,760	Deutsche Bank AG	9/14/18	8,330	—
USD	796,849	EUR	678,201	Deutsche Bank AG	9/14/18	1,302	—
AUD	37,600,000	USD	28,535,133	Standard Chartered Bank	9/17/18	—	(594,809)
COP	35,518,739,000	USD	12,399,630	Credit Agricole Corporate and Investment Bank	9/17/18	—	(135,266)
RSD	4,327,471,852	EUR	36,289,072	Citibank, N.A.	9/17/18	280,316	—
RSD	418,835,000	EUR	3,394,125	Deutsche Bank AG	9/17/18	165,718	—
USD	28,883,963	NZD	41,000,000	Standard Chartered Bank	9/17/18	940,000	—
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(239,506)
RSD	418,329,000	EUR	3,394,150	Deutsche Bank AG	9/18/18	160,193	—
JPY	6,940,777,706	USD	63,158,267	Standard Chartered Bank	9/19/18	—	(885,612)
CZK	2,343,059,000	EUR	91,848,648	JPMorgan Chase Bank, N.A.	9/20/18	—	(453,892)
EUR	19,738,700	CZK	510,502,000	JPMorgan Chase Bank, N.A.	9/20/18	—	(221,652)
EUR	71,207,359	CZK	1,832,557,000	JPMorgan Chase Bank, N.A.	9/20/18	—	(383,700)
USD	65,321,977	EUR	52,594,184	JPMorgan Chase Bank, N.A.	9/20/18	3,599,393	—
USD	6,549,438	EUR	5,514,675	JPMorgan Chase Bank, N.A.	9/20/18	77,620	—
USD	104,801,595	NZD	149,079,780	Goldman Sachs International	9/20/18	3,194,769	—
USD	4,946,614	NZD	7,036,535	Goldman Sachs International	9/20/18	150,792	—
UAH	124,192,000	USD	4,282,483	Citibank, N.A.	9/21/18	233,144	—
USD	97,084,235	EUR	82,569,366	Standard Chartered Bank	9/21/18	176,485	—
USD	24,506,481	EUR	20,842,567	Standard Chartered Bank	9/21/18	44,549	—
USD	4,503,790	UAH	124,192,000	Standard Chartered Bank	9/21/18	—	(11,837)
COP	96,445,481,000	USD	32,843,685	Credit Agricole Corporate and Investment Bank	9/24/18	446,832	—
COP	80,143,480,000	USD	27,326,144	Credit Agricole Corporate and Investment Bank	9/24/18	337,339	—
RSD	430,039,000	EUR	3,484,919	Citibank, N.A.	9/24/18	166,671	—
UYU	234,334,000	USD	7,989,567	Citibank, N.A.	9/24/18	—	(377,437)
EUR	3,100,000	USD	3,639,772	Goldman Sachs International	9/26/18	—	(58)
RSD	414,189,000	EUR	3,355,115	Deutsche Bank AG	9/26/18	161,166	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	$—	$(71,373)
EUR	8,870,000	USD	10,702,542	Standard Chartered Bank	9/27/18	—	(287,468)
USD	86,586,849	EUR	69,386,048	Standard Chartered Bank	9/27/18	5,114,381	—
USD	4,443,011	EUR	3,760,643	Standard Chartered Bank	9/27/18	27,299	—
USD	2,667,437	EUR	2,266,533	Standard Chartered Bank	9/27/18	6,095	—
USD	10,168,652	EUR	8,689,893	Standard Chartered Bank	9/27/18	—	(34,941)
USD	25,569,229	NZD	36,346,000	Australia and New Zealand Banking Group Limited	9/27/18	797,247	—
USD	5,282,782	KZT	1,851,350,955	Deutsche Bank AG	10/1/18	18,736	—
USD	4,990,398	KZT	1,757,119,000	Deutsche Bank AG	10/1/18	—	(5,714)
USD	4,334,196	KZT	1,528,671,000	Deutsche Bank AG	10/1/18	—	(12,357)
USD	17,007,289	KZT	5,950,000,000	VTB Capital PLC	10/1/18	89,332	—
ARS	294,773,000	USD	10,152,333	BNP Paribas	10/2/18	—	(27,913)
ARS	109,011,000	USD	3,749,948	Citibank, N.A.	10/2/18	—	(5,802)
ARS	108,974,000	USD	3,749,966	Citibank, N.A.	10/2/18	—	(7,090)
ARS	108,898,000	USD	3,749,931	Citibank, N.A.	10/2/18	—	(9,666)
ARS	108,823,000	USD	3,749,931	Citibank, N.A.	10/2/18	—	(12,242)
ARS	163,292,000	USD	5,624,940	Citibank, N.A.	10/2/18	—	(16,431)
AUD	34,411,052	USD	25,517,901	Standard Chartered Bank	10/2/18	53,288	—
AUD	14,987,939	USD	11,114,474	Standard Chartered Bank	10/2/18	23,210	—
USD	36,613,304	NZD	53,790,000	Standard Chartered Bank	10/2/18	—	(47,812)
USD	130,605,425	EUR	111,111,000	Standard Chartered Bank	10/4/18	69,552	—
ILS	440,266,000	USD	120,983,773	Goldman Sachs International	10/5/18	—	(573,486)
USD	7,327,243	EUR	5,862,263	JPMorgan Chase Bank, N.A.	10/5/18	439,575	—
USD	6,871,873	EUR	5,524,458	JPMorgan Chase Bank, N.A.	10/5/18	381,099	—
USD	6,179,606	EUR	4,966,092	JPMorgan Chase Bank, N.A.	10/5/18	344,865	—
USD	4,102,789	EUR	3,276,700	JPMorgan Chase Bank, N.A.	10/5/18	252,941	—
USD	2,424,840	EUR	1,948,930	JPMorgan Chase Bank, N.A.	10/5/18	135,010	—
USD	1,801,140	EUR	1,441,834	JPMorgan Chase Bank, N.A.	10/5/18	107,105	—
USD	1,524,746	EUR	1,219,748	JPMorgan Chase Bank, N.A.	10/5/18	91,644	—
USD	684,746	EUR	552,246	JPMorgan Chase Bank, N.A.	10/5/18	35,904	—
USD	404,859	EUR	323,254	JPMorgan Chase Bank, N.A.	10/5/18	25,063	—
USD	149	SGD	204	Deutsche Bank AG	10/5/18	—	(1)
USD	22,402,142	SGD	30,633,809	Deutsche Bank AG	10/5/18	—	(127,976)
UYU	412,890,000	USD	13,357,813	Citibank, N.A.	10/9/18	10,673	—
AUD	64,660,000	USD	48,020,137	HSBC Bank USA, N.A.	10/10/18	32,011	—
RSD	207,179,000	EUR	1,677,563	Deutsche Bank AG	10/10/18	78,499	—
UGX	2,996,764,000	USD	760,021	Standard Chartered Bank	10/10/18	40,640	—
USD	45,062,751	NZD	65,960,000	HSBC Bank USA, N.A.	10/10/18	105,176	—
TWD	94,975,000	USD	3,201,584	Citibank, N.A.	10/11/18	—	(81,737)
TWD	575,025,000	USD	19,405,541	Société Générale	10/11/18	—	(516,462)
USD	6,372,976	TWD	183,000,000	Citibank, N.A.	10/11/18	361,582	—
USD	16,959,777	TWD	487,000,000	Goldman Sachs International	10/11/18	962,244	—
TWD	136,600,000	USD	4,610,192	Deutsche Bank AG	10/12/18	—	(122,831)
TWD	475,100,000	USD	16,034,425	Deutsche Bank AG	10/12/18	—	(427,209)
USD	19,574,588	NZD	28,670,465	HSBC Bank USA, N.A.	10/12/18	32,927	—
USD	8,263,611	NZD	12,103,528	HSBC Bank USA, N.A.	10/12/18	13,900	—
USD	9,486,282	NZD	13,924,000	HSBC Bank USA, N.A.	10/12/18	—	(4,254)
USD	22,472,351	NZD	32,985,000	HSBC Bank USA, N.A.	10/12/18	—	(10,079)
USD	12,702,561	TWD	364,500,000	Standard Chartered Bank	10/12/18	728,598	—
USD	8,602,749	TWD	247,200,000	Standard Chartered Bank	10/12/18	482,135	—
SEK	247,571,000	EUR	23,946,003	HSBC Bank USA, N.A.	10/16/18	158,538	—
TWD	490,580,000	USD	16,584,855	Citibank, N.A.	10/16/18	—	(466,690)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	462,545,000	USD	15,519,040	Goldman Sachs International	10/16/18	$—	$(321,975)
TWD	490,585,000	USD	16,615,919	Goldman Sachs International	10/16/18	—	(497,590)
TWD	248,835,000	USD	8,428,513	Standard Chartered Bank	10/16/18	—	(252,959)
USD	12,757,785	TWD	368,700,000	Citibank, N.A.	10/16/18	644,028	—
USD	10,962,733	TWD	317,700,000	Citibank, N.A.	10/16/18	524,597	—
USD	8,478,786	TWD	245,800,000	Deutsche Bank AG	10/16/18	402,947	—
USD	12,762,135	TWD	369,400,000	Standard Chartered Bank	10/16/18	625,379	—
USD	8,491,543	TWD	246,000,000	Standard Chartered Bank	10/16/18	409,133	—
USD	5,009,331	TWD	144,945,000	Standard Chartered Bank	10/16/18	247,116	—
CLP	10,000,000,000	USD	15,686,275	Standard Chartered Bank	10/17/18	4,336	—
KZT	6,025,800,000	USD	17,891,330	VTB Capital PLC	10/17/18	—	(818,704)
USD	15,477,959	CLP	10,000,000,000	BNP Paribas	10/17/18	—	(212,651)
USD	17,516,860	KZT	6,025,800,000	VTB Capital PLC	10/17/18	444,234	—
CNH	312,000,000	USD	46,383,706	Deutsche Bank AG	10/18/18	—	(601,670)
CNH	121,081,000	USD	18,031,422	Goldman Sachs International	10/18/18	—	(264,324)
CNH	310,000,000	USD	46,130,952	Goldman Sachs International	10/18/18	—	(642,391)
CNH	322,000,000	USD	47,941,636	JPMorgan Chase Bank, N.A.	10/18/18	—	(692,227)
CNH	312,000,000	USD	46,465,910	Standard Chartered Bank	10/18/18	—	(683,874)
RSD	338,868,000	EUR	2,755,024	Deutsche Bank AG	10/18/18	112,858	—
USD	45,720,985	CNH	312,000,000	Deutsche Bank AG	10/18/18	—	(61,052)
USD	63,152,798	CNH	431,081,000	Goldman Sachs International	10/18/18	—	(102,862)
USD	47,182,944	CNH	322,000,000	JPMorgan Chase Bank, N.A.	10/18/18	—	(66,466)
USD	45,711,178	CNH	312,000,000	Standard Chartered Bank	10/18/18	—	(70,858)
USD	203,585,229	EUR	167,903,959	Standard Chartered Bank	10/18/18	6,110,977	—
NOK	83,954,000	EUR	8,816,649	The Toronto-Dominion Bank	10/19/18	—	(46,391)
ARS	423,229,000	USD	14,307,945	BNP Paribas	10/22/18	—	(55,729)
NOK	443,450,000	EUR	46,449,146	Citibank, N.A.	10/22/18	—	(109,523)
USD	49,331,682	ARS	1,508,069,525	Goldman Sachs International	10/22/18	—	(1,452,486)
EUR	4,802,740	PLN	20,919,500	State Street Bank and Trust Company	10/23/18	—	(80,731)
PHP	1,636,400,000	USD	30,314,931	JPMorgan Chase Bank, N.A.	10/23/18	428,342	—
PHP	824,600,000	USD	15,276,028	JPMorgan Chase Bank, N.A.	10/23/18	215,846	—
TWD	622,000,000	USD	20,879,490	BNP Paribas	10/23/18	—	(438,095)
TWD	516,000,000	USD	17,315,436	Standard Chartered Bank	10/23/18	—	(357,623)
TWD	633,000,000	USD	21,241,611	Standard Chartered Bank	10/23/18	—	(438,712)
USD	32,524,613	TWD	925,000,000	Goldman Sachs International	10/23/18	2,125,433	—
USD	29,729,065	TWD	846,000,000	Standard Chartered Bank	10/23/18	1,926,139	—
UYU	577,082,000	USD	19,878,815	Citibank, N.A.	10/23/18	—	(1,260,845)
USD	18,607,455	NZD	27,364,347	Australia and New Zealand Banking Group Limited	10/24/18	—	(45,127)
USD	97,933,491	EUR	81,117,776	JPMorgan Chase Bank, N.A.	10/25/18	2,477,293	—
USD	5,467,896	KZT	1,838,580,000	Citibank, N.A.	10/25/18	267,931	—
USD	6,310,040	NZD	9,283,000	State Street Bank and Trust Company	10/25/18	—	(17,639)
USD	14,946,836	NZD	21,989,000	State Street Bank and Trust Company	10/25/18	—	(41,783)
AUD	14,430,813	USD	10,712,382	Standard Chartered Bank	10/26/18	13,084	—
AUD	13,313,568	USD	9,883,021	Standard Chartered Bank	10/26/18	12,071	—
COP	107,445,784,000	USD	36,926,122	Citibank, N.A.	10/26/18	105,060	—
USD	3,556,564	NZD	5,223,064	Standard Chartered Bank	10/26/18	—	(3,712)
USD	16,329,864	NZD	23,981,549	Standard Chartered Bank	10/26/18	—	(17,044)
UYU	713,425,000	USD	24,538,247	HSBC Bank USA, N.A.	10/26/18	—	(1,539,136)
EUR	154,073	USD	180,953	Standard Chartered Bank	10/30/18	425	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	250,325,000	EUR	26,130,426	HSBC Bank USA, N.A.	10/30/18	$33,848	$—
RSD	1,265,896,000	EUR	10,664,667	Citibank, N.A.	10/30/18	—	(30,925)
NOK	71,055,000	EUR	7,425,170	JPMorgan Chase Bank, N.A.	10/31/18	—	(194)
NOK	207,512,000	EUR	21,690,904	State Street Bank and Trust Company	10/31/18	—	(7,779)
TWD	425,000,000	USD	14,276,117	Goldman Sachs International	10/31/18	—	(304,719)
TWD	553,580,000	USD	18,858,116	Goldman Sachs International	10/31/18	—	(659,795)
TWD	430,000,000	USD	14,444,071	JPMorgan Chase Bank, N.A.	10/31/18	—	(308,304)
TWD	556,000,000	USD	18,937,330	Standard Chartered Bank	10/31/18	—	(659,454)
USD	23,424,583	TWD	687,980,000	Goldman Sachs International	10/31/18	808,013	—
USD	14,114,841	TWD	414,200,000	Goldman Sachs International	10/31/18	498,481	—
USD	29,388,311	TWD	862,400,000	Nomura International PLC	10/31/18	1,037,880	—
USD	86,354,194	EUR	71,201,456	Standard Chartered Bank	11/1/18	2,521,068	—
USD	9,670,644	NZD	14,154,000	Standard Chartered Bank	11/1/18	22,336	—
USD	578,025	NZD	846,000	Standard Chartered Bank	11/1/18	1,335	—
AUD	36,634,000	USD	27,204,628	State Street Bank and Trust Company	11/2/18	24,317	—
AUD	15,956,000	USD	11,849,021	State Street Bank and Trust Company	11/2/18	10,591	—
USD	36,570,500	NZD	53,629,000	State Street Bank and Trust Company	11/2/18	13,216	—
USD	2,004,153	NZD	2,939,000	State Street Bank and Trust Company	11/2/18	724	—
PHP	784,320,000	USD	14,687,090	BNP Paribas	11/5/18	34,909	—
PHP	964,000,000	USD	18,030,487	Citibank, N.A.	11/5/18	64,178	—
PHP	1,254,400,000	USD	23,456,506	UBS AG	11/5/18	89,082	—
UYU	145,230,000	USD	4,956,655	Citibank, N.A.	11/5/18	—	(285,282)
UYU	405,243,408	USD	13,607,905	JPMorgan Chase Bank, N.A.	11/5/18	—	(573,111)
JPY	7,329,222,294	USD	65,996,329	Standard Chartered Bank	11/8/18	1,118	—
USD	1,319,808	EUR	1,098,494	Deutsche Bank AG	11/8/18	25,676	—
USD	7,135,075	EUR	6,038,997	Deutsche Bank AG	11/8/18	20,556	—
USD	1,377,491	EUR	1,155,128	Deutsche Bank AG	11/8/18	16,638	—
USD	697,114	EUR	584,732	Deutsche Bank AG	11/8/18	8,244	—
USD	1,165,837	EUR	983,000	Deutsche Bank AG	11/8/18	7,770	—
USD	3,302,549	EUR	2,797,182	Deutsche Bank AG	11/8/18	7,200	—
USD	270,783	EUR	226,999	Deutsche Bank AG	11/8/18	3,356	—
USD	1,573,152	EUR	1,333,180	Deutsche Bank AG	11/8/18	2,538	—
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	—	(10,862)
THB	791,605,469	USD	23,857,910	Deutsche Bank AG	11/9/18	4,426	—
THB	349,776,067	USD	10,522,746	JPMorgan Chase Bank, N.A.	11/9/18	20,984	—
THB	473,529,582	USD	14,275,839	Standard Chartered Bank	11/9/18	—	(1,655)
THB	232,744,000	USD	7,002,979	UBS AG	11/9/18	12,910	—
USD	24,928,530	THB	791,605,470	Deutsche Bank AG	11/9/18	1,066,194	—
USD	11,014,713	THB	349,776,067	JPMorgan Chase Bank, N.A.	11/9/18	470,983	—
USD	14,898,832	THB	473,529,582	Standard Chartered Bank	11/9/18	624,648	—
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	367,083	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	136,630	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	—	(11,629)
EUR	12,435,500	USD	14,685,579	Deutsche Bank AG	11/15/18	—	(26,706)
USD	17,358,305	EUR	14,503,931	Deutsche Bank AG	11/15/18	261,181	—
USD	15,721,424	EUR	13,128,099	Deutsche Bank AG	11/15/18	246,120	—
USD	14,285,437	EUR	12,012,241	Deutsche Bank AG	11/15/18	125,499	—
USD	9,127,390	EUR	7,649,826	Deutsche Bank AG	11/15/18	109,833	—
USD	8,904,475	EUR	7,503,813	Deutsche Bank AG	11/15/18	59,037	—
USD	2,451,344	EUR	2,053,654	Deutsche Bank AG	11/15/18	30,512	—
USD	7,609,514	EUR	6,436,958	Deutsche Bank AG	11/15/18	21,677	—
USD	684,507	EUR	577,156	Deutsche Bank AG	11/15/18	4,160	—
USD	1,705,512	EUR	1,444,823	Deutsche Bank AG	11/15/18	2,366	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,892,945	EUR	10,173,301	Deutsche Bank AG	11/15/18	$—	$(99,265)
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	1,328,817	—
USD	5,000,000	GEL	12,625,000	VTB Capital PLC	11/16/18	—	(74,734)
USD	5,000,000	GEL	12,645,000	VTB Capital PLC	11/16/18	—	(82,774)
USD	153,975,110	EUR	129,060,064	Standard Chartered Bank	11/29/18	1,660,035	—
UYU	301,650,000	USD	9,995,030	Citibank, N.A.	11/29/18	—	(328,079)
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	1,395,940	—
USD	6,068,099	NZD	8,895,223	HSBC Bank USA, N.A.	12/3/18	3,025	—
USD	2,741,020	NZD	4,018,060	HSBC Bank USA, N.A.	12/3/18	1,367	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	1,331,388	—
USD	10,954,264	GEL	28,262,000	Société Générale	12/4/18	—	(377,124)
USD	5,604,861	EUR	4,683,891	Standard Chartered Bank	12/6/18	73,718	—
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(221,189)
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(84,491)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(94,462)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(94,462)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	208,246	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	190,261	—
USD	109,729,300	EUR	92,146,000	Goldman Sachs International	12/13/18	850,887	—
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(34,416)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(62,172)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	244,637	—
UYU	338,936,000	USD	10,496,624	Citibank, N.A.	12/14/18	340,289	—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(22,836)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(332,556)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(53,054)
USD	50,048,751	EUR	42,260,910	Deutsche Bank AG	12/20/18	84,255	—
USD	26,525,046	BHD	10,114,000	Credit Agricole Corporate and Investment Bank	12/27/18	—	(274,076)
USD	13,260,968	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	12/31/18	—	(253,489)
USD	7,306,489	BHD	2,803,500	Standard Chartered Bank	12/31/18	—	(121,759)
UGX	7,723,730,000	USD	1,900,057	Standard Chartered Bank	1/7/19	130,128	—
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(33,055)
USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	—	(33,056)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(66,111)
EUR	5,682,000	USD	6,712,431	Deutsche Bank AG	1/10/19	17,288	—
EUR	65,380,000	USD	77,913,346	Deutsche Bank AG	1/10/19	—	(477,756)
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(23,561)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(23,565)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(50,636)
USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	—	(121,895)
UGX	7,822,362,000	USD	1,996,519	Citibank, N.A.	1/14/19	56,980	—
USD	7,995,854	KRW	8,871,000,000	Deutsche Bank AG	1/14/19	—	(11,535)
USD	26,242,733	KRW	29,115,000,000	Deutsche Bank AG	1/14/19	—	(37,857)
USD	10,839,274	KRW	12,011,000,000	Goldman Sachs International	1/14/19	—	(2,428)
USD	35,573,504	KRW	39,419,000,000	Goldman Sachs International	1/14/19	—	(7,968)
USD	8,991,123	KRW	10,022,404,316	JPMorgan Chase Bank, N.A.	1/14/19	—	(55,578)
USD	29,509,599	KRW	32,894,350,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(182,412)
UYU	335,826,000	USD	11,391,655	Citibank, N.A.	1/14/19	—	(704,887)
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(25,722)
USD	17,601,914	EUR	14,845,542	Standard Chartered Bank	1/17/19	8,515	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	256,951	EUR	216,714	Standard Chartered Bank	1/17/19	$124	$—
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	18,389	—
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	—	(17,170)
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(581,909)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(599,633)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(326,984)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(736,085)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(736,123)
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(383,370)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(491,636)
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(5,867,104)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(5,860,651)
USD	2,904,146	KZT	994,670,000	Deutsche Bank AG	1/28/19	137,570	—
USD	1,082,219	KZT	370,660,000	Deutsche Bank AG	1/28/19	51,265	—
USD	26,819,036	TRY	111,835,380	Deutsche Bank AG	1/28/19	5,854,235	—
USD	26,851,152	TRY	111,835,050	Standard Chartered Bank	1/28/19	5,886,414	—
UYU	586,700,000	USD	18,562,931	HSBC Bank USA, N.A.	1/28/19	67,499	—
KRW	12,580,600,000	USD	11,342,048	JPMorgan Chase Bank, N.A.	1/30/19	20,789	—
USD	3,455,103	KRW	3,832,400,000	JPMorgan Chase Bank, N.A.	1/30/19	—	(6,333)
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(97,879)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(532,674)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(1,124,647)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(232,665)
EUR	8,669,249	RON	41,400,000	Standard Chartered Bank	2/8/19	—	(104,240)
UGX	4,905,440,000	USD	1,197,910	Citibank, N.A.	2/11/19	83,283	—
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(37,153)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(60,916)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(49,349)
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	—	(362,922)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(475,579)
EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	—	(340,099)
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(338,013)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(131,838)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(308,230)
EUR	5,561,844	RON	26,634,000	Standard Chartered Bank	2/22/19	—	(74,323)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(104,687)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(551,759)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(83,090)
TWD	695,640,000	USD	24,029,016	Goldman Sachs International	4/24/19	—	(822,544)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(80,708)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	1,470,364	—
EGP	291,253,000	USD	15,051,835	Deutsche Bank AG	4/30/19	—	(43,440)
TWD	632,000,000	USD	21,748,107	Citibank, N.A.	4/30/19	—	(655,096)
TWD	629,305,000	USD	21,659,095	Deutsche Bank AG	4/30/19	—	(656,029)
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	672,637	—
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	803,099	—
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(378,968)
USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(31,210)
USD	1,310,662	GHS	6,976,000	ICBC Standard Bank plc	5/23/19	—	(22,973)
USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(24,681)
USD	2,621,395	GHS	14,090,000	ICBC Standard Bank plc	5/24/19	—	(71,691)
USD	3,276,723	GHS	17,596,000	ICBC Standard Bank plc	5/28/19	—	(83,651)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(230,596)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	$—	$(21,438)
USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(34,033)
USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	—	(62,616)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(531,251)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(124,107)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(124,107)
USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(79,714)
USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(105,301)
USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(173,695)
USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(115,845)
USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(234,258)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(77,596)
USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(102,296)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(77,250)
USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(227,539)
USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(61,020)
USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(63,064)
USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(263,681)
USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(101,139)
USD	1,966,102	GHS	11,020,000	ICBC Standard Bank plc	6/27/19	—	(125,229)
CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	164,274	—
CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	—	(13,129)
CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	—	(194,667)
USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	865,157	—
USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	1,268,967	—
USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	851,239	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,136,561)
USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(201,081)
USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(158,829)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(575,446)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(82,806)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(92,108)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,165,051)
CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	153,495	—
CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	235,861	—
CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	163,882	—
CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	167,160	—
USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	462,034	—
USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	505,085	—
USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	207,866	—
USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	547,161	—
USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	534,945	—
EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	—	(3,251)
EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	—	(22,895)
EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	—	(40,088)
EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	—	(33,553)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(408,237)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(624,316)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(308,235)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(338,907)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(542,352)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(636,605)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(509,726)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	$—	$(647,215)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(107,619)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(121,904)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(63,921)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(109,175)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(98,237)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(117,707)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(64,461)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(92,978)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(106,228)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(188,057)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(350,973)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(45,101)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(77,204)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(114,304)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(408,117)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(420,959)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(151,157)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(368,801)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(207,148)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(471,090)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(498,763)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(25,619)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(420,732)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(5,196,753)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(7,216,830)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(9,649,360)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(2,024,156)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(6,127,284)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(104,467)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	14,449,534	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	5,674,288	—
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(194,271)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(6,618,493)
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(5,216,902)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(6,644,836)
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	4,412,370	—
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	7,870,842	—
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(7,395,938)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,227,156)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(8,520,863)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(281,716)
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	5,219,581	—
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	7,039,467	—
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(109,632)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(262,365)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	$—	$(232,038)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(126,399)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(145,488)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(24,799)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(339,424)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(217,358)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(220,785)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(158,512)
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(15,260)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(32,242)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,238,090)

						$188,159,486	$(166,668,512)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	521	Short	Sep-18	$(21,450,402)	$(279,614)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	75	Short	Sep-18	(7,234,570)	586
10-Year USD Deliverable Interest Rate Swap	362	Short	Sep-18	(34,390,000)	(45,250)
CME 90-Day Eurodollar	11,075	Long	Dec-18	2,694,547,500	(5,482,777)
CME 90-Day Eurodollar	11,075	Short	Dec-19	(2,684,026,250)	7,893,547

					$2,086,492

CME: Chicago Mercantile Exchange.

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within Eurozone nations.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$208,699
LCH.Clearnet	EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	282,367
LCH.Clearnet	EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	248,468
LCH.Clearnet	EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	150,401

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	$(62,144)
LCH.Clearnet	EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(377,480)
LCH.Clearnet	EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(462,003)
LCH.Clearnet	EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(452,010)
LCH.Clearnet	EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(204,370)
LCH.Clearnet	EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	132,713
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(78,041)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(90,559)
LCH.Clearnet	EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	(40,953)
LCH.Clearnet	USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	918,449
LCH.Clearnet	USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	220,739
LCH.Clearnet	USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	96,686
LCH.Clearnet	USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	(64,513)
LCH.Clearnet	USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	30,100
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	304,346
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	317,554

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	$423,683
LCH.Clearnet	USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	403,488
LCH.Clearnet	USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	399,057
LCH.Clearnet	USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	271,528
LCH.Clearnet	USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	650,555
LCH.Clearnet	USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	7,884

								$3,234,644

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$3,501,358

							$3,501,358

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	48,120	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	$(89,531)
CME Group, Inc.	BRL	78,464	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(349,718)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	129,042	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	$(287,150)
CME Group, Inc.	BRL	134,866	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/20	(296,230)
CME Group, Inc.	BRL	140,308	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(156,303)
CME Group, Inc.	BRL	142,173	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.95% (pays upon termination)	1/2/20	(669,744)
CME Group, Inc.	BRL	145,414	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.73% (pays upon termination)	1/2/20	(13,427)
CME Group, Inc.	BRL	200,398	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(793,147)
CME Group, Inc.	BRL	202,699	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(1,015,755)
CME Group, Inc.	BRL	258,890	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/2/20	(886,827)
CME Group, Inc.	BRL	259,278	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(761,732)
CME Group, Inc.	BRL	275,047	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	108,393
CME Group, Inc.	BRL	308,987	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(710,415)
CME Group, Inc.	BRL	334,829	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	(1,387,388)
CME Group, Inc.	BRL	365,823	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(985,652)
CME Group, Inc.	BRL	18,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	199,921
CME Group, Inc.	BRL	26,169	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	323,509
CME Group, Inc.	BRL	67,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	741,065
CME Group, Inc.	BRL	67,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	898,580

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	68,512	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	$(462,447)
CME Group, Inc.	BRL	68,513	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	(449,472)
CME Group, Inc.	BRL	77,923	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(484,182)
CME Group, Inc.	BRL	112,151	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	1,276,417
CME Group, Inc.	BRL	128,264	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	884,647
CME Group, Inc.	BRL	139,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	(978,816)
CME Group, Inc.	BRL	145,947	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(1,083,114)
CME Group, Inc.	BRL	209,541	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(1,529,598)
CME Group, Inc.	KRW	17,876,490	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	89,017
CME Group, Inc.	MXN	3,557,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(1,330,967)
CME Group, Inc.	MXN	3,499,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	(1,273,619)
CME Group, Inc.	MXN	4,187,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	(930,094)
CME Group, Inc.	MXN	884,500	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	1,375,706
CME Group, Inc.	MXN	889,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	1,383,786
CME Group, Inc.	MXN	1,167,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	1,282,274

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	CAD	91,680	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	$626,056
LCH.Clearnet	CAD	183,530	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.49% (pays semi-annually)	2/5/23	1,141,271
LCH.Clearnet	CAD	111,865	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	555,791
LCH.Clearnet	CAD	83,791	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.40% (pays semi-annually)	3/14/23	(176,589)
LCH.Clearnet	CZK	3,737,550	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(382,063)
LCH.Clearnet	CZK	3,327,950	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(168,713)
LCH.Clearnet	CZK	3,328,611	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	(104,223)
LCH.Clearnet	CZK	1,587,190	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	518,063
LCH.Clearnet	CZK	1,300,470	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	273,025
LCH.Clearnet	CZK	1,299,080	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	247,146
LCH.Clearnet(2)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(423,268)
LCH.Clearnet(2)	EUR	324,825	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(428,985)
LCH.Clearnet(2)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/26/20	(113,196)
LCH.Clearnet(2)	EUR	105,105	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10)% (pays annually)	3/27/20	(115,940)
LCH.Clearnet(2)	EUR	105,106	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/27/20	(107,926)
LCH.Clearnet(2)	EUR	207,042	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/29/20	(200,332)
LCH.Clearnet(2)	EUR	313,205	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12)% (pays annually)	4/3/20	(264,917)
LCH.Clearnet(2)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/5/20	(100,681)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(2)	EUR	107,218	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/6/20	$(98,445)
LCH.Clearnet(2)	EUR	799,770	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	4/15/20	(865,706)
LCH.Clearnet	EUR	146,143	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	(1,221,595)
LCH.Clearnet	EUR	240,000	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	3,505,811
LCH.Clearnet	EUR	47,035	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(614,266)
LCH.Clearnet	EUR	1,160	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.45% (pays annually)	5/16/23	(11,815)
LCH.Clearnet	EUR	17,347	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.43% (pays annually)	5/22/23	(59,886)
LCH.Clearnet	EUR	1,534	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	(12,041)
LCH.Clearnet	EUR	49,820	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(2,102,167)
LCH.Clearnet	EUR	2,886	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	20,131
LCH.Clearnet	EUR	8,084	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	30,298
LCH.Clearnet	EUR	19,754	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.60% (pays annually)	5/18/48	(527,670)
LCH.Clearnet	EUR	915	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.59% (pays annually)	5/24/48	(22,346)
LCH.Clearnet	EUR	9,550	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.54% (pays annually)	5/29/48	(86,349)
LCH.Clearnet	EUR	2,011	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.46% (pays annually)	5/31/48	27,211
LCH.Clearnet	EUR	2,181	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.50% (pays annually)	6/4/48	6,549
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(36,859)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(195,168)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	$(161,121)
LCH.Clearnet	HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	438,663
LCH.Clearnet	HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	409,792
LCH.Clearnet	HUF	10,841,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	439,705
LCH.Clearnet	HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	599,999
LCH.Clearnet	HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	334,525
LCH.Clearnet	HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(143,539)
LCH.Clearnet	HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(54,996)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	431,128
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	134,553
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	68,109
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	71,158
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	202,520
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	22,142
LCH.Clearnet	HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	94,476
LCH.Clearnet	HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	134,628
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	51,242
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	135,832
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	74,246
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	22,219
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	196,563
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	31,620
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	40,486
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	94,296
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	(373,840)
LCH.Clearnet	HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	948,439

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	$975,109
LCH.Clearnet	HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	523,156
LCH.Clearnet	HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	964,090
LCH.Clearnet	HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	220,816
LCH.Clearnet	HUF	2,220,389	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	261,290
LCH.Clearnet	HUF	4,490,614	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	622,181
LCH.Clearnet	HUF	2,264,798	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	256,219
LCH.Clearnet	HUF	4,340,586	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	442,719
LCH.Clearnet	HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(69,513)
LCH.Clearnet	HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(364,877)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	757,966
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	275,002
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	941,894
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	420,330
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	71,027
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	67,718
LCH.Clearnet	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	86,243

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	$76,587
LCH.Clearnet	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(58,653)
LCH.Clearnet	JPY	1,347,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(93,973)
LCH.Clearnet	JPY	2,591,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(159,126)
LCH.Clearnet	JPY	2,998,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(159,160)
LCH.Clearnet	JPY	5,251,695	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(429,029)
LCH.Clearnet	JPY	5,650,015	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(309,927)
LCH.Clearnet	JPY	1,677,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/17/48	279,109
LCH.Clearnet	NZD	57,470	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(771,816)
LCH.Clearnet	NZD	79,000	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(1,054,535)
LCH.Clearnet	NZD	143,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(1,855,835)
LCH.Clearnet	NZD	162,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(2,018,058)
LCH.Clearnet	NZD	63,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(792,725)
LCH.Clearnet	NZD	63,650	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(807,681)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,855,591
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	597,395
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	638,731
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(734,172)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(475,784)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(489,757)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(1,354,467)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(331,205)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	$(870,812)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(608,082)
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(621,448)
LCH.Clearnet	NZD	140,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(1,075,880)
LCH.Clearnet	NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(914,872)
LCH.Clearnet	NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/7/28	(669,247)
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	171,250
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	478,609
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	472,598
LCH.Clearnet	PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	613,478
LCH.Clearnet	PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	537,026
LCH.Clearnet	PLN	144,938	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	543,634
LCH.Clearnet	PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	144,491
LCH.Clearnet	PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	116,138
LCH.Clearnet	PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	58,647
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(478,312)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(233,485)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(75,412)
LCH.Clearnet	PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(260,139)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(26,401)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	$(32,943)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(53,509)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(47,459)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(59,533)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(38,424)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(103,803)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(43,820)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(11,912)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(149,874)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(18,892)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(31,434)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(74,262)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	274,768
LCH.Clearnet	PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	754,271
LCH.Clearnet	PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	768,530
LCH.Clearnet	PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	340,033
LCH.Clearnet	PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	486,391
LCH.Clearnet	PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	66,429
LCH.Clearnet	PLN	31,826	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	211,867
LCH.Clearnet	PLN	64,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	506,861
LCH.Clearnet	PLN	31,825	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	195,969
LCH.Clearnet	PLN	61,296	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	346,770
LCH.Clearnet	PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	39,695
LCH.Clearnet	PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	9,298
LCH.Clearnet	SGD	41,320	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.27% (pays semi-annually)	6/4/23	94,536

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	$22,310
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(141,695)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(268,930)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(336,291)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(321,319)
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(393,143)
LCH.Clearnet	USD	18,431	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(390,392)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(412,272)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(678,906)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(228,743)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(475,911)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(817,692)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(545,628)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(32,607)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(264,791)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(265,353)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(308,226)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(620,539)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(295,152)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(368,306)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(301,995)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(281,807)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(347,258)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	10,104	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	$400,530
LCH.Clearnet	USD	4,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.71% (pays semi-annually)	3/5/23	16,677
LCH.Clearnet	USD	860	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	2,862
LCH.Clearnet	USD	5,340	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	6,388
LCH.Clearnet	USD	379	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	1,023
LCH.Clearnet	USD	3,071	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	8,295
LCH.Clearnet	USD	6,470	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	6/22/23	6,992
LCH.Clearnet	USD	13,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/27/23	45,888
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(449,332)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(612,920)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(864,193)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(866,854)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(284,626)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(247,924)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(523,543)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(1,781,724)
LCH.Clearnet	USD	116,674	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	6,243,909

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	14,740	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	$835,605
LCH.Clearnet	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.35% (pays semi-annually)	11/21/27	190,403
LCH.Clearnet	USD	4,525	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/24/27	240,709
LCH.Clearnet	USD	23,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	669,261
LCH.Clearnet	USD	1,010	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	24,510
LCH.Clearnet	USD	17,888	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	281,872
LCH.Clearnet	USD	603	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.84% (pays semi-annually)	2/9/28	3,906
LCH.Clearnet	USD	14,655	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/15/28	41,967
LCH.Clearnet	USD	3,573	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	3/21/28	11,863
LCH.Clearnet	USD	1,400	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	12,587
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	19,302
LCH.Clearnet	USD	1,566	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	5,214
LCH.Clearnet	USD	11,360	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/10/28	(60,241)
LCH.Clearnet	USD	29,765	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	5/29/28	8,005
LCH.Clearnet	USD	4,912	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/5/28	30,997
LCH.Clearnet	USD	5,532	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/5/28	57,331
LCH.Clearnet	USD	4,618	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.96% (pays semi-annually)	6/7/28	19,368

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/27/28	$11,639
LCH.Clearnet(2)	USD	35,640	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	7/3/38	272,224
LCH.Clearnet(2)	USD	5,538	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	36,313
LCH.Clearnet(2)	USD	5,539	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/5/38	46,833
LCH.Clearnet(2)	USD	7,200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	47,439
LCH.Clearnet(2)	USD	7,754	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/6/38	64,558
LCH.Clearnet(2)	USD	11,923	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.97% (pays semi-annually)	7/7/38	109,795
LCH.Clearnet	USD	8,868	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	144,980
LCH.Clearnet	USD	8,570	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	161,300
LCH.Clearnet	USD	2,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/17/48	(42,226)
LCH.Clearnet	USD	6,332	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(100,558)
LCH.Clearnet	USD	6,990	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(115,414)
LCH.Clearnet	USD	2,538	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/29/48	8,033

							$(10,810,371)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	21,726,010	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.29% (pays quarterly)	6/20/28	$117,344
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	270,373
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	229,860
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	148,616
Citibank, N.A.	KRW	43,762,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	183,096
Citibank, N.A.	MYR	235,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(3,945)
Deutsche Bank AG	KRW	42,483,900	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.20% (pays quarterly)	6/20/23	154,228
Deutsche Bank AG	KRW	26,257,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	125,215
Deutsche Bank AG	KRW	26,554,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	109,843
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(542,676)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.09% (pays annually)	11/12/20	(610,087)
Goldman Sachs International	KRW	33,758,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.21% (pays quarterly)	6/20/23	138,250
Goldman Sachs International	KRW	18,754,500	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	93,389
Goldman Sachs International	KRW	18,967,400	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.27% (pays quarterly)	6/20/28	82,457

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	$87,809
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	(309)
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(22,815)
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(21,189)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(59,044)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(439,150)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(859,616)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	133,379
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	61,653
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	53,418
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	87,111
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	359,835
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	449,025
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	158,879

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	KRW	34,383,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.22% (pays quarterly)	6/20/23	$143,855
JPMorgan Chase Bank, N.A.	KRW	26,256,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	125,210
JPMorgan Chase Bank, N.A.	MYR	134,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	61,500
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	536,528
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	270,314
Standard Chartered Bank	KRW	10,736,000	Pays	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.28% (pays quarterly)	6/20/28	48,935
Standard Chartered Bank	MYR	130,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	74,243
Standard Chartered Bank	MYR	55,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(930)

							$1,744,604

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Turkey	ICE Clear Credit	$9,840	1.00% (pays quarterly)(1)	6/20/20	2.56%	$(265,014)	$231,986	$(33,028)

Total		$9,840				$(265,014)	$231,986	$(33,028)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit	$3,556	1.00% (pays quarterly)(1)	6/20/23	$(87,693)	$77,534	$(10,159)
Chile	ICE Clear Credit	9,607	1.00% (pays quarterly)(1)	6/20/23	(236,905)	202,780	(34,125)
Chile	ICE Clear Credit	39,016	1.00% (pays quarterly)(1)	6/20/23	(962,121)	862,564	(99,557)
Colombia	ICE Clear Credit	35,907	1.00% (pays quarterly)(1)	6/20/23	51,036	(153,877)	(102,841)
Colombia	ICE Clear Credit	67,323	1.00% (pays quarterly)(1)	6/20/23	95,688	(239,544)	(143,856)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
France	ICE Clear Credit	$27,737	0.25% (pays quarterly)(1)	12/20/24	$145,157	$(32,272)	$112,885
France	ICE Clear Credit	248,753	0.25% (pays quarterly)(1)	6/20/28	5,094,793	(3,079,321)	2,015,472
Malaysia	ICE Clear Credit	625,000	1.00% (pays quarterly)(1)	6/20/23	(5,474,167)	7,267,570	1,793,403
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	1,000	1.00% (pays quarterly)(1)	6/20/23	28,861	(18,951)	9,910
Mexico	ICE Clear Credit	42,732	1.00% (pays quarterly)(1)	6/20/23	225,426	(383,833)	(158,407)
Mexico	ICE Clear Credit	214,795	1.00% (pays quarterly)(1)	6/20/23	1,133,115	(3,895,556)	(2,762,441)
Qatar	ICE Clear Credit	153,163	1.00% (pays quarterly)(1)	12/20/22	(1,741,724)	(50,522)	(1,792,246)
Qatar	ICE Clear Credit	27,925	1.00% (pays quarterly)(1)	6/20/23	(243,162)	150,161	(93,001)
Qatar	ICE Clear Credit	61,323	1.00% (pays quarterly)(1)	6/20/23	(533,980)	241,771	(292,209)
Qatar	ICE Clear Credit	23,815	1.00% (pays quarterly)(1)	12/20/27	613,363	(993,942)	(380,579)
Qatar	ICE Clear Credit	23,816	1.00% (pays quarterly)(1)	12/20/27	613,389	(994,103)	(380,714)
Qatar	ICE Clear Credit	57,454	1.00% (pays quarterly)(1)	12/20/27	1,479,739	(2,259,892)	(780,153)
Russia	ICE Clear Credit	102,786	1.00% (pays quarterly)(1)	6/20/23	1,320,321	(1,061,999)	258,322
Russia	ICE Clear Credit	21,302	1.00% (pays quarterly)(1)	6/20/23	273,631	(169,959)	103,672
Russia	ICE Clear Credit	51,392	1.00% (pays quarterly)(1)	6/20/23	660,147	(567,646)	92,501
Russia	ICE Clear Credit	42,141	1.00% (pays quarterly)(1)	6/20/23	541,315	(452,447)	88,868
Russia	ICE Clear Credit	34,902	1.00% (pays quarterly)(1)	6/20/23	448,328	(387,001)	61,327
South Africa	ICE Clear Credit	76,950	1.00% (pays quarterly)(1)	6/20/21	303,209	(4,334,046)	(4,030,837)
South Africa	ICE Clear Credit	49,000	1.00% (pays quarterly)(1)	12/20/27	5,444,651	(5,106,872)	337,779
South Africa	ICE Clear Credit	10,300	1.00% (pays quarterly)(1)	12/20/27	1,144,488	(1,368,001)	(223,513)
South Africa	ICE Clear Credit	17,000	1.00% (pays quarterly)(1)	12/20/27	1,888,961	(2,262,308)	(373,347)
South Africa	ICE Clear Credit	18,100	1.00% (pays quarterly)(1)	12/20/27	2,011,188	(2,513,151)	(501,963)
South Africa	ICE Clear Credit	23,500	1.00% (pays quarterly)(1)	12/20/27	2,611,210	(3,190,130)	(578,920)

Total					$16,848,264	$(24,712,993)	$(7,864,729)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$47,240	5.00% (pays quarterly)(1)	6/20/23	4.18%	$1,867,923	$(4,585,600)	$(2,717,677)
Argentina	Goldman Sachs International	47,240	5.00% (pays quarterly)(1)	6/20/23	4.18	1,867,922	(4,755,668)	(2,887,746)
Cyprus	Goldman Sachs International	3,268	1.00% (pays quarterly)(1)	6/20/21	1.10	(4,736)	149,286	144,550
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	1.19	(24,747)	183,730	158,983
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	2.56	(310,934)	281,738	(29,196)
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	2.64	(431,069)	442,572	11,503
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	2.71	(370,092)	266,965	(103,127)
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	6/20/23	3.21	(1,799,482)	805,170	(994,312)
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	3.70	(4,685,520)	3,881,686	(803,834)
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	3.70	(4,880,749)	4,043,423	(837,326)
Turkey	Citibank, N.A.	43,500	1.00% (pays quarterly)(1)	6/20/23	3.21	(3,985,006)	1,801,234	(2,183,772)
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	2.56	(389,711)	290,815	(98,896)
Turkey	Goldman Sachs International	11,535	1.00% (pays quarterly)(1)	12/20/26	3.70	(1,952,300)	1,627,039	(325,261)
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	3.78	(6,043,844)	4,375,862	(1,667,982)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	2.56	(330,998)	291,830	(39,168)
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	2.56	(218,152)	170,910	(47,242)

Total		$335,944				$(21,691,495)	$9,270,992	$(12,420,503)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$3,100	1.00% (pays quarterly)(1)	9/20/18	$(7,389)	$(805)	$(8,194)
Bulgaria	BNP Paribas	2,160	1.00% (pays quarterly)(1)	12/20/18	(9,808)	(1,734)	(11,542)
Colombia	Goldman Sachs International	60,800	1.00% (pays quarterly)(1)	6/20/28	4,002,059	(4,041,000)	(38,941)
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(11,678)	(24,710)	(36,388)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(5,105)	(9,813)	(14,918)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(2,203)	(4,238)	(6,441)
Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(17,113)	(33,720)	(50,833)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(19,664)	(27,442)	(47,106)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(34,076)	(64,669)	(98,745)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(52,965)	(100,617)	(153,582)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(29,700)	(58,719)	(88,419)
Lebanon	Bank of America, N.A.	3,100	1.00% (pays quarterly)(1)	6/20/22	485,709	(347,806)	137,903
Lebanon	Bank of America, N.A.	4,190	1.00% (pays quarterly)(1)	12/20/22	736,143	(541,039)	195,104
Lebanon	Barclays Bank PLC	5,300	1.00% (pays quarterly)(1)	12/20/22	931,159	(675,240)	255,919
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,517,902	(1,339,280)	178,622
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(29,625)	16,227	(13,398)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(27,460)	13,912	(13,548)
Malaysia	BNP Paribas	18,690	1.00% (pays quarterly)(1)	6/20/23	(163,699)	225,578	61,879
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	611,896	(697,368)	(85,472)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	698,541	(679,395)	19,146
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(51,723)	19,841	(31,882)
Poland	Barclays Bank PLC	6,320	1.00% (pays quarterly)(1)	9/20/18	(14,825)	4,148	(10,677)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(31,471)	12,770	(18,701)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(4,284)	2,407	(1,877)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(4,284)	2,268	(2,016)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$9,791	1.00% (pays quarterly)(1)	12/20/18	$(42,225)	$12,397	$(29,828)
Qatar	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	3/20/19	(7,333)	2,344	(4,989)
Qatar	Barclays Bank PLC	3,600	1.00% (pays quarterly)(1)	9/20/23	(23,834)	8,939	(14,895)
Qatar	Barclays Bank PLC	7,680	1.00% (pays quarterly)(1)	9/20/23	(50,847)	3,403	(47,444)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(4,276)	1,698	(2,578)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(16,026)	8,329	(7,697)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(4,276)	1,600	(2,676)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(13,805)	5,167	(8,638)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(10,144)	3,754	(6,390)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(20,349)	6,339	(14,010)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(19,752)	(15,342)	(35,094)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(115,608)	(61,086)	(176,694)
Qatar	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	12/20/23	(9,630)	(3,866)	(13,496)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	2,409	909	3,318
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(3,544)	1,238	(2,306)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(4,046)	2,276	(1,770)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(8,188)	3,427	(4,761)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(12,059)	4,381	(7,678)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(3,789)	1,210	(2,579)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(9,410)	3,100	(6,310)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	7,491	11,320	18,811
Qatar	UBS AG	5,500	1.00% (pays quarterly)(1)	12/20/23	(25,221)	(10,260)	(35,481)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	106,997	(154,986)	(47,989)
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	313,286	(429,163)	(115,877)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	160,495	(306,354)	(145,859)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$26,320	1.00% (pays quarterly)(1)	9/20/22	$563,230	$(854,483)	$(291,253)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	230,200	(364,149)	(133,949)
South Africa	BNP Paribas	13,330	1.00% (pays quarterly)(1)	12/20/25	1,043,730	(1,834,575)	(790,845)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,252,006	(2,201,937)	(949,931)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	2,050,346	(3,450,757)	(1,400,411)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	104,001	(198,143)	(94,142)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	121,976	(231,394)	(109,418)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	65,696	(121,300)	(55,604)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	320,990	(611,894)	(290,904)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	68,296	(112,779)	(44,483)
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	64,503	(102,288)	(37,785)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	183,706	(276,450)	(92,744)
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	195,342	(317,461)	(122,119)

Total					$14,916,675	$(19,927,280)	$(5,010,605)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $345,784,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	145,500	Positive Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	9/13/18	$(2,064,887)
Citibank, N.A.		254,200	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	9/17/18	139,841
Citibank, N.A.		127,100	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 3-month USD-LIBOR-BBA (pays upon termination)	9/17/18	(3,186)
Citibank, N.A.		127,100	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	9/17/18	(173,747)
Citibank, N.A.	UAH	664,492	Total Return on Ukraine Government Bond, 14.25% due 10/10/18 (pays semi-annually)	3-month USD-LIBOR-BBA + 150 bp on $24,617,277 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	10/12/18	631,365
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(1,098,369)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(58,400)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(422,666)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(319,619)
Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination)	3-month USD-LIBOR-BBA + 55 bp on $10,040,350 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/23/19	23,558

						$(3,346,110)

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
QAR	-	Qatari Riyal
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2018 were $11,187,106 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$139,841	$(176,933)

Total		$139,841	$(176,933)

Credit	Credit Default Swaps	$19,573,954	$(26,348,774)
Credit	Credit Default Swaps (Centrally Cleared)	26,128,016	(9,544,766)

Total		$45,701,970	$(35,893,540)

Equity Price	Futures Contracts*	$—	$(279,614)
Equity Price	Purchased Options	9,881,769	—
Equity Price	Total Return Swaps	—	(2,064,887)

Total		$9,881,769	$(2,344,501)

Foreign Exchange	Purchased Currency Options	$41,115,423	$—
Foreign Exchange	Written Currency Options	—	(865,864)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	188,159,486	(166,668,512)
Foreign Exchange	Total Return Swaps	654,923	(1,899,054)

Total		$229,929,832	$(169,433,430)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Futures Contracts*	$7,894,133	$(5,528,027)
Interest Rate	Inflation Swaps	3,501,358	—
Interest Rate	Inflation Swaps (Centrally Cleared)	5,066,717	(1,832,073)
Interest Rate	Interest Rate Swaps	4,304,365	(2,559,761)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	48,166,358	(58,976,729)
Interest Rate	Purchased Interest Rate Swaptions	34,756,762	—

Total		$103,689,693	$(68,896,590)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Citibank, N.A.	7/25/2018	On Demand	2.35%	AUD	34,036,762	$25,295,811	$26,585,935
JPMorgan Chase Bank, N.A.	7/6/2018	On Demand	2.00	USD	2,944,102	2,947,700	3,605,688
JPMorgan Chase Bank, N.A.	7/6/2018	On Demand	2.25	USD	1,803,048	1,805,527	2,190,000
JPMorgan Chase Bank, N.A.	7/24/2018	On Demand	2.10	AUD	57,910,937	43,039,913	42,694,196
Nomura International PLC	6/26/2018	On Demand	2.35	AUD	26,740,350	19,912,127	20,349,950

Total						$93,001,078	$95,425,769

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

USD	-	United States Dollar

At July 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,869,846,283	$—	$2,869,846,283
Foreign Corporate Bonds	—	106,435,027	18,778,412	125,213,439
Sovereign Loans	—	148,380,913	38,366,192	186,747,105
Credit Linked Notes	—	3,022,500	—	3,022,500
Collateralized Mortgage Obligations	—	53,894,849	—	53,894,849
Small Business Administration Loans (Interest Only)	—	52,834,892	—	52,834,892
Common Stocks
Iceland	149,056,042	257,077 **	—	149,313,119
Other Countries***	—	189,735,986 **	—	189,735,986
Warrants	—	—	255,337	255,337
Short-Term Investments —
Foreign Government Securities	—	863,817,537	—	863,817,537
U.S. Treasury Obligations	—	135,661,248	—	135,661,248
Other	—	200,980,701	—	200,980,701
Purchased Currency Options	—	41,115,423	—	41,115,423
Purchased Call Options	—	9,881,769	—	9,881,769
Purchased Interest Rate Swaptions	—	34,756,762	—	34,756,762
Total Investments	$149,056,042	$4,710,620,967	$57,399,941	$4,917,076,950
Forward Foreign Currency Exchange Contracts	$—	$188,159,486	$—	$188,159,486
Futures Contracts	7,894,133	—	—	7,894,133
Swap Contracts	—	107,535,532	—	107,535,532
Total	$156,950,175	$5,006,315,985	$57,399,941	$5,220,666,101

Liability Description
Written Currency Options	$—	$(865,864)	$—	$(865,864)
Forward Foreign Currency Exchange Contracts	—	(166,668,512)	—	(166,668,512)
Futures Contracts	(5,528,027)	(279,614)	—	(5,807,641)
Swap Contracts	—	(103,402,977)	—	(103,402,977)
Total	$(5,528,027)	$(271,216,967)	$—	$(276,744,994)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018